UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  028-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

 /s/ Robert Bender     Pasadena, CA     February 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $104,489 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1650    65132 SH       SOLE                        0    65132        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1728    50300 SH       SOLE                        0    50300        0
APPLE INC                      COM              037833100     6300    29896 SH       SOLE                        0    29896        0
ARCSIGHT INC                   COM              039666102     2150    84040 SH       SOLE                        0    84040        0
BJS RESTAURANTS INC            COM              09180C106     2146   113945 SH       SOLE                        0   113945        0
BROADCOM CORP                  CL A             111320107     3618   114981 SH       SOLE                        0   114981        0
CAVIUM NETWORKS INC            COM              14965A101     3346   140420 SH       SOLE                        0   140420        0
CELGENE CORP                   COM              151020104     3236    58124 SH       SOLE                        0    58124        0
CHICOS FAS INC                 COM              168615102      239    17000 SH       SOLE                        0    17000        0
CISCO SYS INC                  COM              17275R102     2630   109873 SH       SOLE                        0   109873        0
CLEAN ENERGY FUELS CORP        COM              184499101      200    13000 SH       SOLE                        0    13000        0
COACH INC                      COM              189754104     2805    76775 SH       SOLE                        0    76775        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5771   127317 SH       SOLE                        0   127317        0
FIRST SOLAR INC                COM              336433107     2817    20805 SH       SOLE                        0    20805        0
FOSTER WHEELER AG              COM              H27178104     2091    71035 SH       SOLE                        0    71035        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3086    38435 SH       SOLE                        0    38435        0
GENOPTIX INC                   COM              37243V100     2510    70656 SH       SOLE                        0    70656        0
GILEAD SCIENCES INC            COM              375558103     5315   122834 SH       SOLE                        0   122834        0
GOOGLE INC                     CL A             38259P508     4755     7669 SH       SOLE                        0     7669        0
HARBIN ELECTRIC INC            COM              41145W109      208    10150 SH       SOLE                        0    10150        0
ILLUMINA INC                   COM              452327109     3144   102485 SH       SOLE                        0   102485        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     6483    21365 SH       SOLE                        0    21365        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1276    33920 SH       SOLE                        0    33920        0
LULULEMON ATHLETICA INC        COM              550021109     2327    77314 SH       SOLE                        0    77314        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     2667    78635 SH       SOLE                        0    78635        0
NETAPP INC                     COM              64110D104     4391   127789 SH       SOLE                        0   127789        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1863    24640 SH       SOLE                        0    24640        0
PACIFIC SUNWEAR CALIF INC      COM              694873100       52    13000 SH       SOLE                        0    13000        0
POWER INTEGRATIONS INC         COM              739276103     2378    65405 SH       SOLE                        0    65405        0
QUALCOMM INC                   COM              747525103     3071    66393 SH       SOLE                        0    66393        0
QUANTA SVCS INC                COM              74762E102     2198   105450 SH       SOLE                        0   105450        0
STARBUCKS CORP                 COM              855244109     2739   118764 SH       SOLE                        0   118764        0
SUNPOWER CORP                  COM CL A         867652109      771    32575 SH       SOLE                        0    32575        0
TESSERA TECHNOLOGIES INC       COM              88164L100     1375    59075 SH       SOLE                        0    59075        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     3163    60085 SH       SOLE                        0    60085        0
VISTAPRINT N V                 SHS              N93540107     5633    99417 SH       SOLE                        0    99417        0
VMWARE INC                     CL A COM         928563402     3063    72270 SH       SOLE                        0    72270        0
ZUMIEZ INC                     COM              989817101     1294   101729 SH       SOLE                        0   101729        0